Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Leases Disclosure [Line Items]
2012	$ 111	¥ 9,198
2013	89	7,439
2014	68	5,687
2015	56	4,648
2016	49	4,061
Thereafter	158	13,146
Total minimum future rentals	$ 531	¥ 44,179